Note 1 - Organization and Nature of Operations.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Nature of Operations [Text Block]

Note 1. Organization and Nature of Operations.

           The term “Company” refers to NextPlat Corp and its wholly, majority owned and controlled subsidiaries, except where the context requires otherwise or where otherwise indicated.

NextPlat Corp:

NextPlat Corp, a Nevada corporation (the “Company”, “NextPlat”, “we”), formerly Orbsat Corp was incorporated in 1997. The Company operates two main e-commerce websites as well as 25 third-party e-commerce storefronts on platforms such as Alibaba, Amazon and Walmart. These e-commerce venues form an effective global network serving thousands of consumers, enterprises, and governments. NextPlat has announced its intention to broaden its e-commerce platform and is implementing a comprehensive system upgrade to support this initiative. The Company has also begun the design and development of a next generation platform for digital assets built for Web3 (an internet service built using decentralized blockchains). This new platform (“NextPlat Digital”) is currently in the design and development phase and will enable the use of a range of digital assets, such as non-fungible tokens (“NFTs”), in e-commerce and in community-building activities. In addition, we provide a comprehensive array of Satellite Industry communication services and related equipment sales.

Our wholly-owned subsidiary, Global Telesat Communications Limited (“GTC”), was formed under the laws of England and Wales in 2008. On February 19, 2015, we entered into a share exchange agreement with GTC and all of the holders of the outstanding equity of GTC pursuant to which we acquired all of the outstanding equity in GTC.

Our wholly-owned subsidiary, Orbital Satcom Corp. (“Orbital Satcom”), a Nevada corporation, was formed on November 14, 2014.

On June 22, 2022, NextPlat B.V. (“NXPLBV”) was formed in Amsterdam, Netherlands, as a wholly owned subsidiary of NextPlat Corp. Presently, NXPLBV does not have any active operations

Progressive Care Inc.:

Progressive Care Inc. (“Progressive Care”) was incorporated under the laws of the state of Delaware on October 31, 2006.

Progressive, through its wholly-owned subsidiaries, Pharmco, LLC (“Pharmco 901”), Touchpoint RX, LLC doing business as Pharmco Rx 1002, LLC (“Pharmco 1002”), Family Physicians RX, Inc. doing business as PharmcoRx 1103 and PharmcoRx 1204 (“FPRX” or “Pharmco 1103” and “Pharmco 1204”) (pharmacy subsidiaries collectively referred to as “Pharmco”), and ClearMetrX Inc. (“ClearMetrX”) is a personalized healthcare services and technology company that provides prescription pharmaceuticals and risk and data management services to healthcare organizations and providers.

Pharmco 901 was formed on November 29, 2005 as a Florida Limited Liability Company and is a 100% owned subsidiary of Progressive Care. Pharmco 901 was acquired by Progressive on October 21, 2010. Progressive currently delivers prescriptions to Florida’s diverse population and ships medications to patients in states where they hold non-resident pharmacy licenses as well. Progressive currently holds Florida Community Pharmacy Permits at all Florida pharmacy locations and the Pharmco 901 location is licensed as a non-resident pharmacy in the following states: Arizona, Colorado, Connecticut, Georgia, Illinois, Minnesota, Nevada, New Jersey, New York, Pennsylvania, Texas, and Utah. Progressive is able to dispense to patients in the state of Massachusetts without a non-resident pharmacy license because Massachusetts does not require such a license for these activities.

Pharmco 1103 is a pharmacy with locations in North Miami Beach and Orlando, Florida that provides Pharmco’s pharmacy services to Miami-Dade County, Broward County, the Orlando/Tampa corridor, and the Treasure Coast of Florida. Progressive acquired all the ownership interests in Pharmco 1103 in a purchase agreement entered into on June 1, 2019.

Pharmco 1002 is a pharmacy located in Palm Springs, Florida that provides Pharmco’s pharmacy services to Palm Beach, St. Lucie and Martin Counties, Florida. Progressive acquired all the ownership interests in Pharmco 1002 in a purchase agreement entered into on July 1, 2018.

ClearMetrX was formed on June 10, 2020 and provides third-party administration (“TPA”) services to 340B covered entities. ClearMetrX also provides data analytics and reporting services to support and improve care management for health care organizations.

RXMD Therapeutics was formed on October 1, 2019. RXMD Therapeutics has had no operating activity to date.

Florida Sunshine Brands, LLC:

Florida Sunshine Brands, LLC (“Florida Sunshine”) is a Florida limited liability company and incorporated December 6, 2023. Florida Sunshine operates under an operating agreement between Nextplat, with a 51% ownership, and Outer Brands FS, LLC, with a 49% ownership.  Florida Sunshine's main objective is to source and sell vitamins and nutritional supplements.

Note 1. Organization and Nature of Operations.

The term “Company” refers to NextPlat Corp and its wholly, majority owned and controlled subsidiaries, except where the context requires otherwise or where otherwise indicated.

NextPlat Corp:

NextPlat Corp, a Nevada corporation (the “Company”, “NextPlat”, “we”), formerly Orbsat Corp was incorporated in 1997. The Company operates two main e-commerce websites as well as 25 third-party e-commerce storefronts on platforms such as Alibaba, Amazon and Walmart. These e-commerce venues form an effective global network serving thousands of consumers, enterprises, and governments. NextPlat has announced its intention to broaden its e-commerce platform and is implementing a comprehensive system upgrade to support this initiative. We provide a comprehensive array of Satellite Industry communication services and related equipment sales.

Our wholly-owned subsidiary, Global Telesat Communications Limited (“GTC”), was formed under the laws of England and Wales in 2008. On February 19, 2015, we entered into a share exchange agreement with GTC and all of the holders of the outstanding equity of GTC pursuant to which we acquired all of the outstanding equity in GTC.

Our wholly-owned subsidiary, Orbital Satcom Corp. (“Orbital Satcom”), a Nevada corporation, was formed on November 14, 2014.

On June 22, 2022, NextPlat B.V. (“NXPLBV”) was formed in Amsterdam, Netherlands, as a wholly owned subsidiary of NextPlat Corp. Presently, NXPLBV does not have any active operations

Progressive Care Inc.:

Progressive Care Inc. (“Progressive Care”) was incorporated under the laws of the state of Delaware on October 31, 2006.

Progressive, through its wholly-owned subsidiaries, Pharmco, LLC (“Pharmco 901”), Touchpoint RX, LLC doing business as Pharmco Rx 1002, LLC (“Pharmco 1002”), Family Physicians RX, Inc. doing business as PharmcoRx 1103 and PharmcoRx 1204 (“FPRX” or “Pharmco 1103” and “Pharmco 1204”) (pharmacy subsidiaries collectively referred to as “Pharmco”), and ClearMetrX Inc. (“ClearMetrX”) is a personalized healthcare services and technology company that provides prescription pharmaceuticals and risk and data management services to healthcare organizations and providers.

Pharmco 901 was formed on November 29, 2005 as a Florida Limited Liability Company and is a 100% owned subsidiary of Progressive Care. Pharmco 901 was acquired by Progressive on October 21, 2010. Progressive currently delivers prescriptions to Florida’s diverse population and ships medications to patients in states where they hold non-resident pharmacy licenses as well. Progressive currently holds Florida Community Pharmacy Permits at all Florida pharmacy locations and the Pharmco 901 location is licensed as a non-resident pharmacy in the following states: Arizona, Colorado, Connecticut, Georgia, Illinois, Minnesota, Nevada, New Jersey, New York, Pennsylvania, Texas, and Utah. Progressive is able to dispense to patients in the state of Massachusetts without a non-resident pharmacy license because Massachusetts does not require such a license for these activities.

Pharmco 1103 is a pharmacy with locations in North Miami Beach and Orlando, Florida that provides Pharmco’s pharmacy services to Miami-Dade County, Broward County, the Orlando/Tampa corridor, and the Treasure Coast of Florida. Progressive acquired all the ownership interests in Pharmco 1103 in a purchase agreement entered into on June 1, 2019.

Pharmco 1002 is a pharmacy located in Palm Springs, Florida that provides Pharmco’s pharmacy services to Palm Beach, St. Lucie and Martin Counties, Florida. Progressive acquired all the ownership interests in Pharmco 1002 in a purchase agreement entered into on July 1, 2018.

ClearMetrX was formed on June 10, 2020 and provides third-party administration (“TPA”) services to 340B covered entities. ClearMetrX also provides data analytics and reporting services to support and improve care management for health care organizations.

RXMD Therapeutics was formed on October 1, 2019. RXMD Therapeutics has had no operating activity to date.